Leases - Classification of Company's ROU assets and Lease Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Jan. 01, 2019
Assets And Liabilities Lessee [Abstract]
Operating lease right-of-use assets	$ 2,044	$ 2,200
Operating lease liabilities	$ 2,114	$ 2,200